Note 16 - Interest and Finance Costs	6 Months Ended
Jun. 30, 2026
Notes to Financial Statements
Interest Finance Costs [Text Block]

16. Interest and Finance Costs:

The Interest and finance costs in the accompanying consolidated statements of income are as follows:

	For the six-month period ended June 30,
	2025	2026
Interest expense	$46,125	$37,410
Interest capitalized	-	(1,992)
Derivatives’ effect	(5,093)	(3,131)
Amortization and write-off of financing costs	1,943	1,706
Amortization of excluded component related to cash flow hedges	2,029	2,012
Bank charges and other financing costs	206	504
Total	$45,210	$36,509